Share Capital - Details of Finder's Warrants Outstanding (Parenthetical) (Details) - Finder's Warrants	6 Months Ended
Oct. 31, 2024 $ / shares
Range One
Disclosure Of Classes Of Share Capital [Line Items]
Warrant exercisable price	$ 16.81
Range Two
Disclosure Of Classes Of Share Capital [Line Items]
Warrant exercisable price	$ 1